INCOME TAXES (Tables)	11 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Significant Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

December 31, 2021
Deferred tax asset
Organizational costs/Startup expenses	$104,959
Net operation loss carryforward	29,828

Total deferred tax asset	134,787

Valuation allowance	(134,787)

Deferred tax asset, net of allowance	$—

Schedule of Federal Income Tax Rate
As of December 31, 2021, the Company did not have any material U.S. federal and state net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from February 12, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $134,787.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021
Statutory federal income tax rate	21.0%
Tax effects of change in fair value of warrant liability	(25.1)%
Tax effects of transaction costs allocated to warrant liability	2.3%
Change in valuation allowance	1.8%

Income tax provision	—%

Schedule of Federal Income Tax Rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 is as follows:

December 31, 2021
Statutory federal income tax rate	21.0%
Tax effects of change in fair value of warrant liability	(25.1)%
Tax effects of transaction costs allocated to warrant liability	2.3%
Change in valuation allowance	1.8%

Income tax provision	—%